AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 14, 1997

                                                             FILE NO. 33-91914
                                                                      811-7632

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 5  /X/

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 11  /X/

                                  ------------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)
                                 --------------

                                   COPIES TO:

      DAVID E. STONE, ESQUIRE                 JOHN R. HEDRICK, ESQUIRE
  GLENBROOK LIFE AND ANNUITY COMPANY     ALLSTATE LIFE FINANCIAL SERVICES, INC.
        3100 SANDERS ROAD,                      3100 SANDERS ROAD,
           SUITE J5B                               SUITE J5B
      NORTHBROOK, IL 60062                     NORTHBROOK, IL 60062


                                  ------------

                        STATEMENT PURSUANT TO RULE 24F-2

    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby states that, pursuant to paragraph (b)(1), it filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on February 28, 1997.

                                  ------------

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/X/  on October 20, 1997 pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(i) of Rule 485


/ /  on (date) pursuant to paragraph (a)(i) of Rule 485

/ /  75 days after filing pursuant to paragraph (a)(ii) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
       SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B OF REGISTRATION
            STATEMENT OF ADDITIONAL INFORMATION REQUIRED BY FORM N-4



ITEM OF FORM N-4                             PROSPECTUS CAPTION

1.   Cover Page.  . . . . . . . . . . . . .  Cover Page
2.   Definitions  . . . . . . . . . . . . .  Glossary
3.   Synopsis.  . . . . . . . . . . . . . .  Highlights; Summary of Variable
                                             Account Expenses
4.   Condensed Financials.  . . . . . . . .  --
     (a)  Chart . . . . . . . . . . . . . .  Not Applicable
     (b)  MM Yield  . . . . . . . . . . . .  Not Applicable
     (c)  Location of Others  . . . . . . .  Financial Statements
5.   General. . . . . . . . . . . . . . . .  --
     (a)  Depositor . . . . . . . . . . . .  Glenbrook Life and Annuity Company
     (b)  Registrant  . . . . . . . . . . .  The Variable Account
     (c)  Portfolio Company . . . . . . . .  The Funds; The STI Classic
                                             Variable Trust; the Prime Money
                                             Fund
     (d)  Fund Prospectus . . . . . . . . .  The STI Classic Variable Trust;
                                             The Prime Money Fund
     (e)  Voting Rights . . . . . . . . . .  Voting Rights
     (f)  Administrators  . . . . . . . . .  Charges & Other Deductions
                                             Contract Maintenance Charge
6.   Deductions & Expenses  . . . . . . . .  Charges & Other Deductions
     (a)  General . . . . . . . . . . . . .  Charges & Other Deductions
     (b)  Sales Load Percent  . . . . . . .  Withdrawal Charge
     (c)  Special Purchase Plans  . . . . .  Not Applicable
     (d)  Commissions . . . . . . . . . . .  Distribution of the Contracts
     (e)  Expenses--Registrant  . . . . . .  Charges & Other Deductions
     (f)  Fund Expenses . . . . . . . . . .  Summary of Variable Account
                                             Expenses; Expenses of the Funds
     (g)  Organizational Expenses . . . . .  Not Applicable
7.   Contracts. . . . . . . . . . . . . . .  --
     (a)  Persons with Rights . . . . . . .  Benefits under the Contract;
                                             Payout Start Date for Income
                                             Payments; Voting Rights;
                                             Assignments; Beneficiary
     (b)    (i)  Allocation  of  Purchase
                 Payments  . . . . . . . . . Allocation of Purchase Payments
           (ii)  Transfers  . . . . . . . .  Transfers among portfolios
          (iii)  Exchanges  . . . . . . . .  Not Applicable
     (c)  Changes . . . . . . . . . . . . .  Modification
     (d)  Inquiries . . . . . . . . . . . .  Customer Inquiries
8.   Annuity Period . . . . . . . . . . . .  Payout Start Date for Income
                                             Payments
     (a)  Material Factors  . . . . . . . .  Amount of Variable Annuity Income
                                             Payments
     (b)  Dates . . . . . . . . . . . . . .  Payout Start Date for Income
                                             Payments
     (c)  Frequency, duration & level . . .  Amount of Variable Annuity Income
                                             Payments

     (d)  AIR . . . . . . . . . . . . . . .  Amount of Variable Annuity Income
                                             Payments
     (e)  Minimum . . . . . . . . . . . . .  Amount of Variable Annuity Income
                                             Payments
     (f)  --Change Options  . . . . . . . .  Transfers among Portfolios
          --Transfer  . . . . . . . . . . .  --
9.   Death Benefit  . . . . . . . . . . . .  Death Benefit Payable; Death
                                             Benefit Amount; Death Benefit
                                             Payment Provisions
10.  Purchases & Contract Value.  . . . . .  --
     (a)  Purchases . . . . . . . . . . . .  Purchase of the Contracts:
                                             Crediting of Purchase Payments
     (b)  Valuation . . . . . . . . . . . .  Accumulation Units; Accumulation
                                             Unit Value
     (c)  Daily Calculation . . . . . . . .  Accumulation Units; Accumulation
                                             Unit Value; Allocation of Purchase
                                             Payments
     (d)  Underwriter . . . . . . . . . . .  Distribution of the Contracts
11.  Redemptions  . . . . . . . . . . . . .  --
     (a)  --By Owners . . . . . . . . . . .  Withdrawals
     (b)  --By Annuitant  . . . . . . . . .  Income Plans
     (c)  Texas ORP . . . . . . . . . . . .  Not Applicable
     (d)  Lapse . . . . . . . . . . . . . .  Not Applicable
     (e)  Free Look . . . . . . . . . . . .  Highlights
12.  Taxes  . . . . . . . . . . . . . . . .  Federal Tax Matters
13.  Legal Proceedings  . . . . . . . . . .  Not Applicable
14.  SAI Contents . . . . . . . . . . . . .  SAI Table of Contents
15.  Cover Page . . . . . . . . . . . . . .  Cover Page
16.  Table of Contents. . . . . . . . . . .  Table of Contents
17.  General Information & History  . . . .  --
     (a)  Depositor's Name  . . . . . . . .  Glenbrook Life and Annuity Company
     (b)  Assets of Sub-account . . . . . .  The Variable Account
     (c)  Control of Depositor  . . . . . .  Glenbrook Life and Annuity Company
18.  Services . . . . . . . . . . . . . . .  --
     (a)  Fees & Expenses of Registrant . .  Contract Maintenance Charge
     (b)  Management Contracts  . . . . . .  Contract Maintenance Charge;
                                             Distribution of the Contracts
     (c)  Custodian . . . . . . . . . . . .  SAI: Safekeeping of the Variable
                                             Account's Assets
          Independent Public Accountant . .  Experts
     (d)  Assets of Registrant  . . . . . .  SAI: Safekeeping of the Variable
                                             Account Assets
     (e)  Affiliated Persons  . . . . . . .  Not Applicable
     (f)  Principal Underwriter . . . . . .  Distribution of the Contracts
19.  Purchase of Securities Being Offered    --
     (a)  Offering  . . . . . . . . . . . .  SAI: Purchase of Contracts
     (b)  Sales load  . . . . . . . . . . .  SAI: Sales Commissions
20.  Underwriters  . . . . . . . . . . . .   --
     (a)  Principal Underwriter . . . . . .  Distribution of the Contracts
     (b)  Continuous offering . . . . . . .  SAI: Purchase of Contracts
     (c)  Commissions . . . . . . . . . . .  SAI: Sales Commissions;
     (d)  Unaffiliated Underwriters . . . .  N/A
21.  Calculation of Performance Data  . . .  SAI: Performance Data
22.  Annuity Payments . . . . . . . . . . .  Income Payments
23.  Financial Statements . . . . . . . . .  --
     (a)  Financial Statements of            SAI: Variable Account Financial
          Registrant  . . . . . . . . . . .  Statements

     (b)  Financial Statements of Depositor  Glenbrook Life and Annuity
          . . . . . . . . . . . . . . . .    Company Financial Statements
24a. Financial Statements  . . . . . . . .   Part C. Financial Statements
24b. Exhibits  . . . . . . . . . . . . . .   Part C. Exhibits
25.  Directors and Officers  . . . . . . .   Part C. Directors & Officers of
                                             Depositor
26.  Persons Controlled By or                Under Part C. Persons Controlled
     Common Control with Depositor or        by or Under Common Control with
     Registrant. . . . . . . . . . . . . .   Depositor or Registrant
27.  Number of Contract Owners . . . . . .   Part C. Number of Contract Owners
28.  Indemnification . . . . . . . . . . .   Part C. Indemnification
29a. Relationship of Principal Underwriter   Part C. Relationship of Principal
     to Other Investment Companies . . . .   Underwriter to Other Investment
                                             Companies
29b. Principal Underwriters  . . . . . . .   Part C. Principal Underwriters

29c. Compensation of Underwriter . . . . .   Part C. Compensation of Allstate
                                             Life Financial Services, Inc.
30.  Location of Accounts and Records  . .   Part C. Location of Accounts and
                                             Records
31.  Management Services . . . . . . . . .   Part C. Management Services
32.  Undertakings  . . . . . . . . . . . .   Part C. Undertakings

                                 PARTS A AND B

    The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-effective Amendment No. 5, respectively, by reference to Post-effective Amendment 4 to the Registration Statement on Form N-4 (File No. 33-91914), as filed electronically on May 1, 1997.


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1997
                      OF GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT



GLENBROOK LIFE AND ANNUITY COMPANY HAS ADDED THE SMALL CAP EQUITY SUB-ACCOUNT FOR USE WITH YOUR CONTRACT. THE FOLLOWING INFORMATION IS ADDED TO YOUR PROSPECTUS FOR THE GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT:

UNDER "THE FUNDS" - "THE STI CLASSIC VARIABLE TRUST" ON PAGE 12:

The Small Cap Equity portfolio seeks to provide capital appreciation with a secondary goal of achieving current income by investing primarily in equity securities of smaller companies (i.e., companies with market capitalizations of less than $1 billion) which, in the portfolio's investment advisor opinion, are undervalued for above-average capital growth.

UNDER "FUND EXPENSES" ON PAGE 8:

It is anticipated that the Small Cap Equity portfolio will have the following expenses (net of voluntary reductions and reimbursements and as a percentage of Fund assets): advisory fees, other expenses and total annual expenses, expressed as a percentage of average net assets for the portfolio, will be .00%, 1.20% and 1.20%, respectively. Absent voluntary reductions and reimbursements, it is estimated that advisory fees, other expenses and total annual expenses, expressed as a percentage of average net assets for the portfolio, would be 1.15%, 1.75% and 2.90%, respectively. Fee reductions and expense reimbursements are voluntary and may be terminated at any time after one year from the date of this Supplement.

UNDER "EXAMPLE" ON PAGE 9:

For purchase payments allocated to the Small Cap Equity Sub-account, You (the Owner) would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances:

         If you terminate your Contract or annuitize for a specified period of less than 120 months at the end of the applicable time period:

         (without Enhanced Death Benefit provision)


                                                1 Year         3 Years       5 Years        10 Years
                                                ------         --------      -------        --------
         Small Cap Equity Portfolio              $81            $118           $158           $297

         (with Enhanced Death Benefit provision)

                                                1 Year         3 Years       5 Years        10 Years
                                                ------         --------      -------        --------
         Small Cap Equity Portfolio              $82             $121          $163           $307


If you do not terminate your Contract or if you annuitize for a specified period of 120 months or more at the end of the applicable time period:

         (without Enhanced Death Benefit provision)
                                                   1 Year       3 Years       5 Years        10 Years
                                                   ------       --------      -------        --------
         Small Cap Equity Portfolio                 $27           $82          $140            $297



         (with Enhanced Death Benefit provision)

                                                   1 Year       3 Years       5 Years        10 Years
                                                   -------      --------      -------        --------
         Small Cap Equity Portfolio                 $28           $85          $145            $307


STI Capital Management, N.A. serves as investment advisor to the Small Cap Equity portfolio.

Please consult the accompanying amended prospectus for the Trust dated May 1, 1997 describing the Small Cap Equity portfolio for more detailed information concerning the portfolio's investment objectives and policies. Please read the amended prospectus carefully before making any decision concerning the allocation of purchase payments to a particular variable Sub-account.

Please retain this Supplement for future reference.


October 20, 1997

                                        PART C
                                  OTHER INFORMATION

24a. FINANCIAL STATEMENTS


    Glenbrook Life and Annuity Company Financial Statements are contained in Part A of this Registration Statement.

   The financial statements of the Variable Account are contained in Part B of this Registration Statement.


24b.  EXHIBITS

    The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

    (1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Variable Annuity Account.*

    (2)  Not Applicable.

    (3)  Form of Underwriting Agreement.*

    (4)  Specimen Contract.**

    (5)  Form of application for a Contract.***

    (6) (a) Certificate of Incorporation of Glenbrook Life and Annuity Company.****
         (b)  By-laws of Glenbrook Life and Annuity Company.****

    (7)  Reinsurance Agreement.****

    (8)  Form of Participation Agreement.*****

    (9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.***

    (10) (a)  Consent of Accountants.
         (b)  Consent of Attorneys.****

    (11) Not applicable.

    (12) Not applicable.

    (13) Computation of Performance Quotations.

    (14) Financial Data Schedule******

    (99) Powers of Attorney.*******


- ---------------

* Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 33-91916 dated April 24, 1996.
** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 33-91916 dated February 25, 1997.
*** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 33-91916 dated May 4, 1995.
**** Previously filed and incorporated by reference with Depositor's Form S-1 Registration Statement No. 333-07275 dated June 28, 1996.
***** Previously filed and incorporated by reference with Registrant's Form N-4 Registration Statement No. 33-91914 dated September 15, 1995.
******   Previously filed in Depositor's Form 10-K, filed March 31, 1997.
*******  Previously filed and incorporated by reference with Registrants
         Form N-4 Registration Statement No. 33-91914 dated February 28, 1997. ******** Previously filed and incorporated by reference with Registrants
         Form N-4 Registration Statement No. 33-91914 dated May 1, 1997.



25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal           Position and Office With Depositor
Business Address                         of the Trust
- ----------------                         ------------

Louis G. Lower, II          Chairman of the Board and Chief Executive Officer
Michael J. Velotta          Vice President, Secretary, General Counsel
                              and Director
Peter H. Heckman            President, Chief Operating Officer and Director
Marla G. Friedman           Vice President
Kevin R. Slawin             Vice President
James P. Zils               Treasurer
Casey J. Sylla              Chief Investment Officer
John R. Hunter              Director
G. Craig Whitehead          Senior Vice President and Director
Sarah R. Donahue            Assistant Vice President
Emma M. Kalaidjian          Assistant Secretary
Paul N. Kierig              Assistant Secretary
Mary J. McGinn              Assistant Secretary
Keith A. Hauschildt         Assistant Vice President and Controller
Barry S. Paul               Assistant Vice President
Robert N. Roeters           Assistant Vice President
Theodore A. Schnell         Assistant Treasurer
C. Nelson Strom             Assistant Vice President and Corporate Actuary
Steven E. Shebik            Assistant Treasurer
Brenda D. Sneed             Assistant Secretary and Assistant General Counsel
Patricia A. Wilson          Assistant Treasurer

The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
REGISTRANT

    See 10-K Commission File #1-11840, The Allstate Corporation.

27. NUMBER OF CONTRACT OWNERS

    As of October 3, 1997, there were 2,255 nonqualified contracts and 1,366 qualified contracts.

28. INDEMNIFICATION

    The by-laws of both  Glenbrook  Life and  Annuity  Company  (Depositor)  and
Allstate Life Financial Services, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

29a.     RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

         Glenbrook Life and Annuity Company Separate Account A
         Glenbrook Life Multi-Manager Variable Account
         Glenbrook Life Variable Life Separate Account A
         Glenbrook Life A I M Variable Life Separate Account A
         Allstate Life of New York Separate Account A


29b.     PRINCIPAL UNDERWRITER

    Name and Principal Business              Allstate Life Financial
    Address Of Each Such Person              Services, Inc. ("ALFS")
     ----------------------------------------------------------------------

  Louis G. Lower, II              Director
  Kevin R. Slawin                 Director
  Michael J. Velotta              Director and Secretary
  Robert J. Kelly                 President and
                                      Chief Executive Officer
  Diane Bellas                    Vice President and Controller
  Andrea J. Schur                 Vice President
  Brent H. Hamann                 Vice President
  James P. Zils                   Treasurer
  John R. Hedrick                 General Counsel and
                                      Assistant Secretary
  Lisa A. Burnell                 Assistant Vice President and
                                      Compliance Officer
  Robert N. Roeters               Assistant Vice President
  Emma M. Kalaidjian              Assistant Secretary
  Paul N. Kierig                  Assistant Secretary
  Steven E. Shebik                Assistant Treasurer


The principal address of ALFS is 3100 Sanders Road, Northbrook, Illinois

29c. COMPENSATION OF ALLSTATE LIFE FINANCIAL SERVICES, INC.

    None

30. LOCATION OF ACCOUNTS AND RECORDS

    The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

    The Distributor, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

    Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

    None

32. UNDERTAKINGS

         The undersigned registrant, Glenbrook Life and Annuity Company, hereby undertakes:


         (a) To file, as frequently as is necessary to ensure that the audited financial statements in the registration statment are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; a post-effective amendment to this registration statement

         (b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of Glenbrook Life and Annuity Company ("Registrant"), Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other that the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

33. REPRESENTATION PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE

    The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES

    Glenbrook Life and Annuity Company ("Glenbrook Life") represents that the fees and charges deducted under the Flexible Premium Deferred Variable Annuity Contract hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

                                      SIGNATURES

As required by the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the village of Northfield, and State of Illinois on the 10th day of October, 1997.

   GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT
                    (REGISTRANT)

                         By:   GLENBROOK LIFE AND ANNUITY COMPANY
                                       (DEPOSITOR)

(SEAL)
Attest: /s/BRENDA D. SNEED            By: /s/MICHAEL J. VELOTTA
      ---------------------             -----------------------
           Brenda D. Sneed                   Michael J. Velotta
           Assistant Secretary and           Vice President, Secretary
           Assistant General Counsel         and General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 10th day of October, 1997.


*/LOUIS G. LOWER, II         Chairman of the Board of Directors and
---------------------           Chief Executive Officer
  Louis G. Lower, II           (Principal Executive Officer)


 /S/MICHAEL J. VELOTTA        Vice President, Secretary,
------------------------         General Counsel and Director
   Michael J. Velotta

*/PETER H. HECKMAN           President, Chief Operating Officer
-------------------             and Director
  Peter H. Heckman

*/JOHN R. HUNTER             Director
-----------------
  John R. Hunter

*/KEVIN R. SLAWIN            Vice President
------------------            (Principal Financial Officer)
  Kevin R. Slawin

*/MARLA G. FRIEDMAN          Vice President
--------------------
  Marla G. Friedman

*/G. CRAIG WHITEHEAD         Senior Vice President and Director
---------------------
  G. Craig Whitehead

*/JAMES P. ZILS               Treasurer
----------------
  James P. Zils

*/CASEY J. SYLLA              Chief Investment Officer
-----------------
  Casey J. Sylla

*/KEITH A. HAUSCHILDT          Assistant Vice President and Controller
----------------------          (Principal Accounting Officer)
  Keith A. Hauschildt


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.